Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V,

Ameritas Variable Separate Account VL,

Ameritas Variable Separate Account VA,

Ameritas Variable Separate Account VA-2,

Carillon Life Account and Carillon Account

Supplement to:

Corporate Benefit VUL, Overture Applause!, Overture Applause! II,

Overture Bravo!, Overture Encore!, Executive Select, Regent 2000,

Overture Annuity III-Plus and Allocator 2000 Annuity

Prospectuses Dated May 1, 2007

Excel Choice and Excel Executive Edge

Prospectuses Dated November 5, 2007

Overture Ovation!, Protector hVUL, and Excel Accumulator

Prospectuses Dated May 1, 2008

Overture Annuity II, Overture Annuity III, Overture Accent!, and Overture Acclaim!

Prospectuses Dated September 1, 2009

VA I and VA II and VA II SA

Prospectuses Dated December 31, 2009

Designer Annuity and Excel Performance VUL (NY)

Prospectuses Dated May 1, 2010

Allocator 2000

Prospectus Dated September 1, 2010

Advantage VA III

Prospectus Dated May 1, 2012

Medley!

Prospectus Dated May 1, 2013

Overture Medley®

Prospectus Dated May 1, 2016

Excel Performance VUL and Direction Variable Annuity

Prospectuses Dated May 1, 2018

Supplement Dated June 22, 2018

On or about July 2, 2018, Deutsche Investment Management Americas Inc., the investment advisor to the Deutsche funds available through your policy, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and each of the Deutsche funds listed in your prospectus will be renamed.

As of the effective date of the foregoing name changes, all references to Deutsche in your prospectus and supporting material relating to your variable policy will thereafter refer to DWS.

All other provisions remain as stated in your Policy and prospectus, as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2238 06-18